Right-of-Use Assets	3 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

The right-of-use assets amount to €148.2 million as of December 31, 2023 and €123.0 million as of September 30, 2023. The increase during the three months ended December 31, 2023 is mainly related to a new lease agreement for a warehouse in the United States and three new stores.